Income Taxes - Income tax benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal:
Current					$ 0	$ 995,207
Deferred					71,374	172,282
State:
Current					0	0
Deferred					0	0
Valuation allowance					(71,374)	(172,282)
Income tax provision	$ 400,600	$ 57,969	$ 1,183,684	$ 57,969	$ 0	$ 995,207